Lease Transactions (Maturities of Lease Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Undiscounted total lease payments: Finance leases, maturities in
2027	¥ 8,672
2028	7,311
2029	5,087
2030	3,093
2031	1,981
2032 and thereafter	354
Total undiscounted cash flows	26,498
Difference between undiscounted and discounted cash flows	(410)
Amount on balance sheet	26,088	¥ 21,460
Undiscounted total lease payments: Operating leases, maturities in
2027	91,812
2028	79,875
2029	59,388
2030	42,233
2031	32,294
2032 and thereafter	95,954
Total undiscounted cash flows	401,556
Difference between undiscounted and discounted cash flows	(31,191)
Amount on balance sheet	¥ 370,365	¥ 341,499